GOODWILL AND INTANGIBLE ASSETS, NET - Summary of Company's intangible assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible assets
Gross carrying amount	¥ 135,000,000	¥ 135,240,000
Accumulated amortization/deduction	(76,113,889)	(59,120,556)
Net carrying amount	58,886,111	76,119,444
Trademark
Intangible assets
Gross carrying amount	79,000,000	79,000,000
Accumulated amortization/deduction	(34,891,667)	(26,991,667)
Net carrying amount	¥ 44,108,333	¥ 52,008,333
Weighted average amortization period	10 years	10 years
Non-compete arrangements
Intangible assets
Gross carrying amount	¥ 56,000,000	¥ 56,000,000
Accumulated amortization/deduction	(41,222,222)	(31,888,889)
Net carrying amount	¥ 14,777,778	¥ 24,111,111
Weighted average amortization period	6 years	6 years
Copyright obtained
Intangible assets
Gross carrying amount		¥ 240,000
Accumulated amortization/deduction		¥ (240,000)
Weighted average amortization period		1 year